Note 2 - Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
NOTE 2 – ACQUISITIONS AND DIVESTITURES

On March 31, 2010, we sold our 1st Armored, Inc. armored car company. No gain or loss was recorded on the transaction. Historical earnings from 1st Armored, Inc. are included in the financial statements presented through the date of its sale within this report. Financial results subsequent to March 31, 2010 are excluded for 1st Armored, Inc. as the sale transaction was completed on that date.